RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Related Party Transactions 1	$ 81,900
Related Party Transactions 2	219,000
Related Party Transactions 3	39,897
Related Party Transactions 4	22,246
Related Party Transactions 5	62,092
Related Party Transactions 6	13,456
Related Party Transactions 7	33,592
Related Party Transactions 8	3,790
Related Party Transactions 9	12,000
Related Party Transactions 10	5,000
Related Party Transactions 11	16,500
Related Party Transactions 1		490
Related Party Transactions 2		15,000
Related Party Transactions 3		36,297
Related Party Transactions 4		104,929
Related Party Transactions 5		69,732
Related Party Transactions 6		32,322
Related Party Transactions 7		$ 2,875
Related Party Transactions 8		1,914